Credit substitutes (Tables)	12 Months Ended
Mar. 31, 2015
Fair value of credit substitute by type of instruments

The fair values of credit substitutes by type of instrument as of March 31, 2014 and March 31, 2015 were as follows:

	As of March 31,
	2014				2015
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)

Available for sale credit substitute securities:
Debentures	Rs.	23,024.0	Rs.	23,115.5	Rs.	14,631.2	Rs.	14,860.3
Commercial paper		41,977.6		42,031.6		180,361.2		180,198.6

Total	Rs.	65,001.6	Rs.	65,147.1	Rs.	194,992.4	Rs.	195,058.9

					US$	3,129.4	US$	3,130.5

Credit substitutes by credit quality indicators

The fair values of credit substitutes by credit quality indicators and amounts provided for other than temporary impairments is as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Pass	Rs.	55,867.2	Rs.	195,058.9	US$	3,130.5
Impaired—gross balance		9,944.5		0		0

Less: amounts provided for other than temporary impairments		664.6		0		0

Impaired credit substitutes, net		9,279.9		0		0

Total credit substitutes, net	Rs	65,147.1	Rs	195,058.9	US$	3,130.5

Impaired credit substitutes

Impaired credit substitutes

	As of March 31,
	2014		2015		2015
	(In millions)
Gross impaired credit substitutes:
— on accrual status	Rs.	9,944.5	Rs.	0	US$	0
— on non-accrual status		0		0		0

Total	Rs.	9,944.5	Rs.	0	US$	0

Gross impaired credit substitutes by industry:

— Construction and Developers (Infrastructure)	Rs.	9,944.5	Rs.	0	US$	0
— Others		0		0		0

Total	Rs.	9,944.5	Rs.	0	US$	0

Average impaired credit substitutes	Rs.	5,222.3	Rs.	4,972.3	US$	79.8

Interest income recognized on impaired credit substitutes	Rs.	672.6	Rs.	0	US$	0